Business developments (Details 3) In Millions, unless otherwise specified	Feb. 25, 2013 Crescent Holding GmbH	Oct. 28, 2013 Qatar Holding LLC	Nov. 04, 2013 Harris Associates LP
Related party disclosures
Shares held by related party	88.5	82.0	81.5
Portion of registered Group shares held by related party (as a percent)	6.70%	5.20%	5.20%